Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	$ 23	$ (48)
Gain (loss) reclassified from OCI into earnings	(197)	19
Foreign Exchange Forward Contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	14	(20)
Gain (loss) reclassified from OCI into earnings	(83)	11
Foreign Exchange Forward Contracts [Member] | SG&A [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	2	(2)
Gain (loss) reclassified from OCI into earnings	(9)
Foreign Exchange Forward Contracts [Member] | Research and Development Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	4	(9)
Gain (loss) reclassified from OCI into earnings	(32)	1
Currency Collars [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	1	(11)
Gain (loss) reclassified from OCI into earnings	(46)	4
Currency Collars [Member] | SG&A [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	1	(1)
Gain (loss) reclassified from OCI into earnings	(6)	1
Currency Collars [Member] | Research and Development Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	1	(5)
Gain (loss) reclassified from OCI into earnings	$ (21)	$ 2